SCHEDULE OF NET INCOME (LOSS) PER COMMON SHARE (Details) - USD ($)	12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024
Earnings Per Share [Abstract]
Net loss available to common shareholders	$ (18,935,592)	$ (20,708,716)
Less redemption dividend to Series F and Series B preferred shareholders	(423,476)
Net loss adjusted for common stock equivalents	$ (19,358,968)	$ (20,708,716)
Weighted average shares - basic	11,647,673,315	7,080,914,317
Net loss per share – basic	$ (0.00)	$ (0.00)
Weighted average shares – diluted	11,647,673,315	7,080,914,317
Net loss per share – diluted	$ (0.00)	$ (0.00)